STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

14. STOCKHOLDERS’ EQUITY

On August 17, 2020, by unanimous written consent in lieu of a meeting, the Board adopted resolutions authorizing a one (1)-for-four (4) reverse stock. The reverse stock split became effective on October 27, 2020. According to the Articles of Amendment, the Company is authorized to issue 20,000,000 shares of blank check preferred stock at $0.001 par value and 500,000,000 shares of common stock at $.00001 par value per share.

Pursuant to resolutions adopted by the Board of Directors and the holders of a majority of the outstanding shares of common stock of AiXin Life International, Inc. on January 6, 2023, the Company filed an amendment to its Articles of Incorporation with respect to a proposed 1 for 2 “reverse” split of its common stock (the “Amendment”). Completion of the proposed reverse stock split was to be effected on a date determined by the Board of Directors only upon receipt of notice from the Financial Industry Regulatory Authority (“FINRA”) that it would process the proposed reverse stock split. The Company received notice from FINRA and its common stock began trading on a post-split basis on February 17, 2023.

As a result of the reverse split, every two shares of the Company’s issued and outstanding common stock were automatically combined and converted into one issued and outstanding share of common stock. The Company has approximately 24,999,842 shares of outstanding common stock after giving effect to the reverse stock split and the elimination of fractional shares.

All share and earnings per share information has been retroactively adjusted to reflect the reverse stock split.

As of September 30, 2023, and December 31, 2022, the Company had 24,999,842 common shares issued and outstanding.

Stock Awards Issued for Services

On October 22, 2019, the Company granted and issued 18,750 shares to its employees and contractors under its 2019 Equity Incentive Plan. The stock awards were valued at $337,500 based on the post-split closing price of $18 on the grant date.

On October 24, 2019, the Company granted and issued 275,000 shares to its employees and contractors under its 2019 Equity Incentive Plan. The stock awards were valued at $1,520,200 based on the post-split closing price of $5.528 on the grant date.

The stock awards will vest over five (5) years from the grant date, and the grantee will forfeit a portion of the shares granted (“Shares Granted”) if the grantee is no longer employed by or contracted with the Company. Specifically, the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.

For the three months ended September 30, 2023 and 2022, stock-based compensation expenses were $92,885 and $92,885, respectively. For the nine months ended September 30, 2023 and 2022, stock-based compensation expenses were $278,655 and $278,655, respectively. As of September 30, 2023, unrecognized compensation expenses related to these stock awards are $394,012. These expenses are expected to be recognized over 1.07 years.

Capital Contribution

During the nine months ended September 30, 2023, the Company received capital contributions in the aggregate amount of $145,300 from Yunnan Shengshengyuan and Yun Chen, the former shareholders of Runcangsheng (see Note 1), who remained as related parties of the Company after the completion of acquisition of Runcangsheng.

14. STOCKHOLDERS’ EQUITY

On August 17, 2020, by unanimous written consent in lieu of a meeting, the Board adopted resolutions authorizing a one (1)-for-four (4) reverse stock. The reverse stock split became effective on October 27, 2020. According to the Articles of Amendment, the Company is authorized to issue 20,000,000 shares of blank check preferred stock at $0.001 par value and 500,000,000 shares of common stock at $.00001 par value per share

Pursuant to resolutions adopted by the Board of Directors and the holders of a majority of the outstanding shares of common stock of AiXin Life International, Inc. on January 6, 2023, the Company filed an amendment to its Articles of Incorporation with respect to a proposed 1 for 2 “reverse” split of our common stock (the “Amendment”). Completion of the proposed reverse stock split was to be effected on a date determined by our Board of Directors only upon receipt of notice from the Financial Industry Regulatory Authority (“FINRA”) that it would process the proposed reverse stock split. The Company received notice from FINRA and its common stock began trading on a post-split basis on February 17, 2023.

As a result of the reverse split, every two shares of the Company’s issued and outstanding common stock will be automatically combined and converted into one issued and outstanding share of common stock. The Company has approximately 24,999,842 shares of outstanding common stock after the effect of reverse stock split.

All share and earnings per share information has been retroactively adjusted to reflect the reverse stock split.

As of December 31, 2022 and 2021, the Company had 24,999,842 common shares issued and outstanding.

Stock Awards Issued for Services

On October 22, 2019, the Company granted and issued 18,750 shares to its employees and contractors under its 2019 Equity Incentive Plan. The stock awards were valued at $337,500 based on the post-split closing price of $18 on the grant date.

On October 24, 2019, the Company granted and issued 275,000 shares to its employees and contractors under its 2019 Equity Incentive Plan. The stock awards were valued at $1,520,200 based on the post-split closing price of $5.528 on the grant date.

The stock awards will vest over five (5) years from the grant date, and the grantee will forfeit a portion of the shares granted (“Shares Granted”) if the grantee is no longer employed by or contracted with the Company. Specifically, the grantee will forfeit 80% of Shares Granted if no longer employed by or contracted with the Company on the date that is one year from the grant date, forfeit 60% of Shares Granted if no longer employed by or contracted with the Company on the date that is two years from the grant date, forfeit 40% of Shares Granted if no longer employed by or contracted with the Company on the date that is three years from the grant date, and forfeit 20% of Shares Granted if no longer employed by or contracted with the Company on the date that is four years from the grant date. Effective on the 5th year from the grant date, none of the shares will be subject to forfeiture.

For the years ended December 31, 2022 and 2021, stock-based compensation expenses were $371,540 each. As of December 31, 2022, unrecognized compensation expenses related to these stock awards are $672,667. These expenses are expected to be recognized over 2 years.

Forgiveness of shareholder’s loan

As of December 31, 2021, the Company’s major shareholder Mr. Lin forgave his loan to the Company for $6,912,513. The Company recorded this forgiveness of shareholder loan as additional paid-in capital.

Acquisition of Subsidiaries

As of December 31, 2021, the Company completed the acquisitions of Aixin Shangyan Hotel and Aixintang Pharmacies (see Note 1). The acquisitions were accounted for as acquisitions of entities under common control. In connection with the acquisitions, the Company made payments to Mr. Lin in the aggregate amount of $4.50 million, or RMB29 million. The difference between the consideration given and the net assets received was recognized in equity, resulting in a decrease of additional paid-in capital of $4,313,025.